Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2020
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2020 and September 30, 2020 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2020		September 30, 2020
	Amount	Ratio	Amount		Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:

Required (1)	4,978	8.01	5,159		8.01
Actual	7,245	11.65	7,453		11.57
Tier 1 capital:
Required (1)	5,910	9.51	6,125		9.51
Actual	9,024	14.52	9,468		14.69
Total risk-based capital:
Required (1)	7,152	11.51	7,413		11.51
Actual	10,722	17.25	11,133		17.28
Leverage Ratio:
Required	6,629	3.00	5,874	(2)	3.00
Actual	9,024	4.08	9,468	(2)	4.83
MHBK:
Common Equity Tier 1 capital:
Required	2,567	4.50	2,689		4.50
Actual	6,501	11.39	6,756		11.30
Tier 1 capital:
Required	3,422	6.00	3,585		6.00
Actual	8,275	14.50	8,765		14.66
Total risk-based capital:
Required	4,563	8.00	4,780		8.00
Actual	9,865	17.29	10,338		17.30
Leverage Ratio:
Required	6,160	3.00	5,450	(2)	3.00
Actual	8,275	4.02	8,765	(2)	4.82
MHTB:
Common Equity Tier 1 capital:
Required	93	4.50	87		4.50
Actual	489	23.64	509		26.24
Tier 1 capital:
Required	124	6.00	116		6.00
Actual	489	23.66	509		26.24
Total risk-based capital:
Required	165	8.00	155		8.00
Actual	491	23.74	510		26.27
Leverage Ratio:
Required	216	3.00	156	(2)	3.00
Actual	489	6.79	509	(2)	9.79

	March 31, 2020		September 30, 2020
	Amount	Ratio	Amount		Ratio
	(in billions of yen, except percentages)
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:

Required	2,403	4.50	2,525		4.50
Actual	6,130	11.47	6,369		11.34
Tier 1 capital:
Required	3,204	6.00	3,367		6.00
Actual	7,905	14.80	8,381		14.93
Total risk-based capital:
Required	4,272	8.00	4,489		8.00
Actual	9,482	17.75	9,943		17.71
Leverage Ratio:
Required	5,884	3.00	5,178	(2)	3.00
Actual	7,905	4.03	8,381	(2)	4.85
MHTB:
Common Equity Tier 1 capital:
Required	93	4.50	87		4.50
Actual	475	23.10	494		25.49
Tier 1 capital:
Required	123	6.00	116		6.00
Actual	475	23.10	494		25.49
Total risk-based capital:
Required	165	8.00	155		8.00
Actual	477	23.18	494		25.52
Leverage Ratio:
Required	214	3.00	153	(2)	3.00
Actual	475	6.66	494	(2)	9.66

Notes:
(1)
The required ratios disclosed above, at March 31, 2020 and September 30, 2020, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at September 30, 2020 exclude amounts of deposits to the Bank of Japan.